Commitments and Contingencies - Schedule of Future Sponsorship Commitments (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY
Commitments And Contingencies Disclosure [Abstract]
2014	$ 330	2,000
Future sponsorship commitments	$ 330	2,000